EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRALIA — 1.6%
200,000	Sonic Healthcare Ltd.	$3,076,273
	BRAZIL — 1.2%
750,656	Ambev S.A. - ADR	2,334,540
	CANADA — 23.5%
55,000	Agnico Eagle Mines Ltd.	7,989,850
40,000	Bank of Nova Scotia	3,508,667
200,000	Barrick Mining Corp.	7,346,000
30,000	Franco-Nevada Corp.	6,387,600
600,000	IAMGOLD Corp. *	8,514,000
300,000	Kinross Gold Corp.	6,930,000
30,000	Nutrien Ltd.	2,072,100
84,694	Pan American Silver Corp.	3,651,158
		46,399,375
	CHINA — 0.8%
25,000	Tencent Holdings Ltd.	1,514,842
	DENMARK — 8.5%
260,000	Novo Nordisk A/S - ADR	12,240,800
30,000	Novonesis (Novozymes) B	1,953,101
35,000	Royal Unibrew A/S	2,631,749
		16,825,650
	FRANCE — 6.3%
400,000	Dassault Systemes S.E.	9,248,155
25,000	Pluxee N.V.	408,787
35,000	Societe BIC S.A.	2,740,429
		12,397,371
	GERMANY — 2.9%
24,000	Beiersdorf A.G.	2,233,948
100,000	Carl Zeiss Meditec A.G.	3,517,067
		5,751,015
	IRELAND — 2.9%
35,000	Accenture PLC - Class A	5,807,200
	JAPAN — 11.0%
40,000	BayCurrent, Inc.	1,794,790
50,000	Chugai Pharmaceutical Co., Ltd.	2,178,436
100,000	MonotaRO Co., Ltd.	1,258,917

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
150,000	Nippon Shinyaku Co., Ltd.	$3,205,430
400,000	Ono Pharmaceutical Co., Ltd.	5,993,526
150,000	Shoei Co., Ltd.	1,839,351
500,000	Unicharm Corp.	3,163,006
130,000	Yakult Honsha Co., Ltd.	2,303,322
		21,736,778
	KAZAKHSTAN — 1.6%
35,000	Kaspi.KZ JSC - ADR	3,107,300
	MEXICO — 2.9%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	5,802,708
	NETHERLANDS — 4.1%
22,000	Aalberts N.V.	1,079,705
100,000	Shell PLC	4,580,258
30,656	Wolters Kluwer N.V.	2,399,596
		8,059,559
	NORWAY — 2.2%
105,000	Equinor A.S.A.	4,280,876
	SINGAPORE — 0.8%
80,000	Singapore Exchange Ltd.	1,525,770
	SWEDEN — 5.4%
140,000	Evolution A.B. *,1	10,706,349
	SWITZERLAND — 2.2%
10,000	Roche Holding A.G.	4,373,531
	UNITED KINGDOM — 12.4%
85,000	BP PLC - ADR	3,843,700
200,000	British American Tobacco PLC - ADR	12,130,000
225,000	Greggs PLC	5,700,809
55,760	GSK PLC - ADR	2,882,234
		24,556,743
	UNITED STATES — 6.7%
50,000	Newmont Corp.	4,685,500
73,200	Newmont Corp. - CDI	6,951,734

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,500	Philip Morris International, Inc.	$1,621,970
		13,259,204
	TOTAL COMMON STOCKS
	(Cost $136,468,613)	191,515,084
	SHORT-TERM INVESTMENTS — 2.6%
5,037,351	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.499% [2]	5,037,351
	Total Short-Term Investments
	(Cost $5,037,351)	5,037,351
	TOTAL INVESTMENTS — 99.6%
	(Cost $141,505,964)	196,552,435
	Other Assets in Excess of Liabilities — 0.4%	813,551
	TOTAL NET ASSETS — 100.0%	$197,365,986

ADR – American Depositary Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,706,349, which represents 5.42% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.